Derivative Financial Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments and Hedging Activities [Abstract]
Schedule of Current Assets that was Accounted for at Fair Value

The Company’s current assets that was accounted for at fair value:

	As of December 31,
	2023	2024
	US$’000	US$’000
Current assets
– Margin deposits	586	685
– Unrealized gain on commodity future contracts	21	—
	607	685

Schedule of Net Effect of Derivative Instruments on the Consolidated Statements of Income

The table below summarizes the net effect of derivative instruments on the consolidated statements of income for the financial years ended December 31, 2023 and 2024.

	Financial Years ended December 31,
	2023	2024
	US$’000	US$’000
Income statement classification
Cost of revenue	2,433	(1,583)